14. Income Taxes (Details-Income tax provision) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense computed at the Statutory Federal Rate					$ (1,890,800)	$ (1,669,000)
State Income Taxes, Net of Federal Tax Effect					(506,700)	0
Meals and Entertainment					5,200	10,600
Stock Options					(3,500)	225,700
Intangible Assets					365,400	0
Tax Cut and Job Act Impact					0	2,809,700
Other					21,400	1,600
Valuation Allowance					2,009,000	(1,378,600)
Income Tax Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0